Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000078165 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)
Account Value		$ 122,953	$ 122,953	$ 122,953	$ 109,906	$ 99,604	$ 121,262	$ 93,142	$ 94,660	$ 94,209	$ 111,095	$ 94,339	$ 87,111	$ 100,000
Average Annual Return, Percent		11.87%	5.37%	2.09%
C000216360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)
Account Value		$ 119,881	$ 119,881	$ 119,881	107,418	97,579	119,146	91,683	93,485	93,272	110,266	93,869	86,892	100,000
Average Annual Return, Percent	[1]	11.60%	5.10%	1.83%
C000135917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vaughan Nelson International Fund (Institutional Class/ADVLX)
Account Value		$ 140,255	$ 140,255	$ 140,255	117,168	121,251	180,097	130,140	127,448	120,554	124,233	101,445	97,105	100,000
Average Annual Return, Percent		19.70%	1.93%	3.44%
C000216361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vaughan Nelson International Fund (Investor Class/ADVJX)
Account Value		$ 136,751	$ 136,751	$ 136,751	114,496	118,781	176,959	128,229	125,870	119,358	123,308	100,939	96,861	100,000
Average Annual Return, Percent	[2]	19.44%	1.67%	3.18%
MSCI Emerging Markets Index Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index Net (USD)
Account Value		$ 140,118	$ 140,118	$ 140,118	111,814	100,914	146,310	125,093	115,559	103,310	118,090	93,388	85,468	100,000
Average Annual Return, Percent		25.31%	3.93%	3.43%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Account Value		$ 159,724	$ 159,724	$ 159,724	128,465	114,627	152,282	117,446	120,594	108,382	118,116	95,534	95,320	100,000
Average Annual Return, Percent		24.33%	5.78%	4.79%
MSCI Emerging Markets SMID Cap Index Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets SMID Cap Index Net (USD)
Account Value		$ 151,975	$ 151,975	$ 151,975	124,529	109,691	144,622	105,439	106,275	96,254	112,592	93,921	89,187	100,000
Average Annual Return, Percent		22.04%	7.42%	4.27%
MSCI EAFE SMALL CAP Index Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE SMALL CAP Index Net (USD)
Account Value		$ 174,618	$ 174,618	$ 174,618	$ 142,006	$ 133,371	$ 191,303	$ 140,901	$ 142,850	$ 131,275	$ 142,400	$ 111,676	$ 108,446	$ 100,000
Average Annual Return, Percent		22.97%	4.10%	5.73%

[1]	Investor Class shares were first offered on December 2, 2019. The performance figures for Investor Class shares include the performance for the Institutional Class shares prior to December 2, 2019, adjusted for Investor Class shares' expenses, which are higher than expenses of Institutional Class shares.
[2]	Investor Class shares were first offered on December 2, 2019. The performance figures for Investor Class shares include the performance for the Institutional Class shares prior to December 2, 2019, adjusted for Investor Class shares' expenses, which are higher than expenses of Institutional Class shares.